PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

THE PARNASSUS FUND

 Portfolio of Investments as of March 31, 2009 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Computer Peripherals
400,000	Seagate Technology	1.4%	$2,404,000

	Financial Services
350,000	American Express Co.		$4,770,500
430,000	First Horizon National Corp. [1]		4,618,200
70,000	Goldman Sachs Group Inc.		7,421,400
340,000	Wells Fargo & Co.		4,841,600
		12.7%	$21,651,700

	Healthcare Products
75,000	Alcon Inc.	4.0%	$6,818,250

	Home Builders
885,000	DR Horton Inc.		$8,584,500
340,000	KB Home		4,481,200
700,000	Pulte Homes Inc. [1]		7,651,000
300,000	Toll Brothers Inc. [1]		5,448,000
		15.3%	$26,164,700

	Home Products
60,000	WD-40 Co.	0.8%	$1,448,400

	Industrial Manufacturing
190,000	Teleflex Inc.	4.3%	$7,427,100

	Insurance
110,000	AFLAC Inc.		$2,129,600
220,000	Tower Group Inc.		5,418,600
		4.4%	$7,548,200

	Internet
25,000	Google Inc. [1]	5.1%	$8,701,500

	Networking Products
335,000	Cisco Systems Inc. [1]	3.3%	$5,617,950

	Oil & Gas
330,000	Valero Energy Corp.		$5,907,000
260,000	W&T Offshore Inc.		1,599,000
		4.4%	$7,506,000

	Real Estate Investment Trusts
150,000	ProLogis	0.6%	$975,000

	Retail
270,000	Lowe's Cos., Inc.		$4,927,500
200,000	Target Corp.		6,878,000
100,000	Walgreen Co.		2,596,000
135,000	Whole Foods Market Inc. [1]		2,268,000
		9.8%	$16,669,500

	Semiconductor Capital Equipment
580,000	Applied Materials Inc.		$6,235,000
175,000	Cognex Corp.		2,336,250
110,000	Cymer Inc. [1]		2,448,600
200,000	Lam Research Corp. [1]		4,554,000
		9.1%	$15,573,850

	Semiconductors
290,000	Altera Corp.		$5,089,500
530,000	Intel Corp.		7,976,500
350,000	Texas Instruments Inc.		5,778,500
		11.0%	$18,844,500

	Services
4,000	Ecolab Inc.	0.1%	$138,920

	Software
15,000	Adobe Systems Inc. [1]		$320,850
170,000	Autodesk Inc. [1]		2,857,700
110,000	Citrix Systems Inc. [1]		2,490,400
		3.3%	$5,668,950

	Telecommunications Equipment
640,000	Ciena Corp. [1]		$4,979,200
400,000	Corning Inc.		5,308,000
1,300,000	Powerwave Technologies Inc. [1]		772,200
		6.5%	$11,059,400

	Waste Management
130,000	Waste Management Inc.	1.9%	$3,328,000

	Total investment in equities
	(cost $242,258,304)	98.0%	$167,545,920

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit [2]
100,000	Albina Community Bank
	2.23%, matures 01/24/2010		$96,734
100,000	Carver Federal Savings Bank
	2.25%, matures 02/04/2010		96,614
100,000	Community Bank of the Bay
	2.27%, matures 09/06/2009		98,269
100,000	Latino Community Credit Union
	2.75%, matures 02/20/2010		96,438
100,000	Louisville Community Development Bank
	2.25%, matures 05/10/2009		99,573
100,000	Opportunities Credit Union
	2.00%, matures 04/25/2009		99,737
100,000	Self-Help Credit Union
	3.05%, matures 01/14/2010		96,844
100,000	Southern Bancorp
	1.85%, matures 01/12/2010		96,866
100,000	Wainwright Bank & Trust Co.
	2.23%, matures 01/30/2010		96,669
		0.5%	$877,744

	Registered Investment Companies -
	Money Market Funds
6,976	Evergreen U.S. Government Fund
	variable rate, 0.40%		$6,976
7,335	SSGA U.S. Government Fund
	variable rate, 0.01%		7,335
1,580,811	Wells Fargo U.S. Government Fund
	variable rate, 0.24%		1,580,811
		0.9%	$1,595,122

	Community Development Loans [2]
100,000	Boston Community Loan Fund
	3.00%, matures 06/30/2009		$98,521
100,000	Boston Community Loan Fund
	3.00%, matures 06/30/2009		98,521
200,000	Root Capital Loan Fund
	2.00%, matures 03/16/2010		188,526
100,000	Vermont Community Loan Fund
	3.00%, matures 12/15/2009		95,759
		0.3%	$481,327

	Total short-term securities
	(cost $2,954,193)	1.7%	$2,954,193

	Total securities
	(cost $245,212,497)	99.7%	$170,500,113

	Other assets and liabilities - net	0.3%	$394,527

	Total net assets	100.0%	$170,894,640

(1)	These securities are non-income producing.

(2)	Market value adjustments have been applied to these securities to reflect early withdrawal. See note 1 to financial statements.

The portfolio of investments as of March 31, 2009 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2009, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Fund

Cost of long-term investments	$244,318,784
Unrealized appreciation	$736,913
Unrealized depreciation	(77,509,777)

Net unrealized depreciation	$(76,772,864)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements, was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of January 1, 2008. SFAS 157 does not have a material impact on the financial statements, but additional disclosure is required. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Fund investments and other financial instruments which are carried at fair value, as of March 31, 2009:

Valuation level	Investments in Securities
Level 1	$169,141,042
Level 2	-
Level 3	1,359,071
Total	$170,500,113

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of December 31, 2008	$1,280,008
Discounts/premiums amortization	(20,937)
Net purchases (sales)	100,000
Balance as of March 31, 2009	$1,359,071

THE PARNASSUS MID-CAP FUND

 Portfolio of Investments as of March 31, 2009 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Apparel
9,000	Coach Inc. [1]	1.9%	$150,300

	Consulting Services
2,000	Accenture Ltd.		$54,980
10,000	Cognizant Technology Solutions Corp. [1]		207,900
		3.3%	$262,880

	Data Processing
6,000	Automatic Data Processing Inc.		$210,960
9,000	SEI Investments Co.		109,890
		4.0%	$320,850

	Financial Services
10,000	Charles Schwab Corp.	1.9%	$155,000

	Food Products
13,000	McCormick & Co.		$384,410
17,000	Sysco Corp.		387,600
		9.7%	$772,010

	Healthcare Products
14,000	DENTSPLY International Inc.	4.7%	$375,900

	Healthcare Services
3,500	Laboratory Corp. [1]	2.6%	$204,715

	Industrial Manufacturing
10,000	Cooper Industries Ltd.		$258,600
5,100	Danaher Corp.		276,522
11,000	Pentair Inc.		238,370
6,000	Teleflex Inc.		234,540
		12.6%	$1,008,032

	Insurance
16,500	AFLAC Inc.	4.0%	$319,440

	Internet
1,000	Amazon.com Inc. [1]	0.9%	$73,440

	Medical Equipment
6,000	Varian Medical Systems Inc. [1]	2.3%	$182,640

	Natural Gas
4,000	Energen Corp.		$116,520
17,100	MDU Resources Group Inc.		275,994
3,700	Praxair Inc.		248,973
3,000	Southern Union Co.		45,660
		8.6%	$687,147

	Oil & Gas
5,000	Sunoco Inc.		$132,400
3,000	Transocean Ltd. [1]		176,520
		3.9%	$308,920

	Pharmaceuticals
10,000	Cardinal Health Inc.	3.9%	$314,800

	Real Estate Investment Trusts
27,000	ProLogis	2.2%	$175,500

	Retail
6,000	Nordstrom Inc.	1.3%	$100,500

	Semiconductors
10,000	Microchip Technology Inc.	2.7%	$211,900

	Services
6,000	Ecolab Inc.	2.6%	$208,380

	Software
10,600	Adobe Systems Inc. [1]		$226,734
6,500	Autodesk Inc. [1]		109,265
9,600	Check Point Software Technologies Ltd. [1]		213,216
13,150	Citrix Systems Inc. [1]		297,716
5,000	Intuit Inc. [1]		135,000
6,500	McAfee Inc. [1]		217,750
		15.1%	$1,199,681

	Transportation
3,500	Burlington Northern Santa Fe Corp.	2.6%	$210,525

	Waste Management
15,500	Waste Management Inc.	5.0%	$396,800

	Total investment in equities
	(cost $9,030,301)	95.8%	$7,639,360

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Registered Investment Companies -
	Money Market Funds
192,321	SSGA U.S. Government Fund
	variable rate, 0.01%		$192,321
148,002	Wells Fargo U.S. Government Fund
	variable rate, 0.24%		148,002
		4.3%	$340,323

	Total short-term securities
	(cost $340,323)	4.3%	$340,323

	Total securities
	(cost $9,370,624)	100.1%	$7,979,683

	Other assets and liabilities - net	-0.1%	$(8,818)

	Total net assets	100.0%	$7,970,865

(1)	These securities are non-income producing.

The portfolio of investments as of March 31, 2009 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2009, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Mid-Cap Fund

Cost of long-term investments	$9,082,544
Unrealized appreciation	$162,404
Unrealized depreciation	(1,605,588)

Net unrealized depreciation	$(1,443,184)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157 (SFAS 157),
Fair Value Measurements, was issued and is effective for fiscal years beginning after
November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of January 1, 2008. SFAS 157 does not have a material impact on the financial statements, but additional disclosure is required. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Mid-Cap Fund investments and other financial instruments which are carried at fair value, as of March 31, 2009:

Valuation level	Investments in Securities
Level 1	$7,979,683
Level 2	-
Level 3	-
Total	$7,979,683

THE PARNASSUS SMALL-CAP FUND

Portfolio of Investments as of March 31, 2009 - UNAUDITED
Shares	Equities	Percent of Net Assets	Market Value

	Building Materials
17,000	Simpson Manufacturing Co., Inc.	1.0%	$306,340

	Data Processing
22,000	Jack Henry & Associates Inc.	1.2%	$359,040

	Electric Motors
74,000	Baldor Electric Co.	3.6%	$1,072,260

	Financial Services
60,000	First Horizon National Corp. [1]	2.2%	$644,400

	Footwear
15,000	K-Swiss Inc. [1]	0.4%	$128,100

	Healthcare Products
65,000	Align Technology Inc. [1]	1.7%	$515,450

	Home Builders
85,000	DR Horton Inc.		$824,500
90,000	KB Home		1,186,200
100,000	Pulte Homes Inc. [1]		1,093,000
42,000	Toll Brothers Inc. [1]		762,720
		13.0%	$3,866,420

	Home Products
16,000	WD-40 Co.	1.3%	$386,240

	Industrial Manufacturing
26,000	Teleflex Inc.	3.4%	$1,016,340

	Insurance
40,000	Tower Group Inc.	3.3%	$985,200

	Machinery
36,000	Graco Inc.		$614,520
36,000	IDEX Corp.		787,320
40,000	Nordson Corp.		1,137,200
		8.5%	$2,539,040

	Natural Gas
40,000	Energen Corp.		$1,165,200
95,000	Quicksilver Resources Inc. [1]		526,300
70,000	Southern Union Co.		1,065,400
		9.4%	$2,756,900

	Oil & Gas
60,000	Mariner Energy Inc. [1]		$465,000
110,000	Mitcham Industries Inc. [1]		419,100
161,400	W&T Offshore Inc.		992,610
		6.3%	$1,876,710

	Professional Services
55,000	Administaff Inc.	3.9%	$1,162,150

	Real Estate Investment Trusts
40,000	ProLogis	0.9%	$260,000

	Retail
4,000	Group 1 Automotive Inc. [1]		$55,880
80,000	Whole Foods Market Inc. [1]		1,344,000
		4.7%	$1,399,880

	Semiconductor Capital Equipment
60,000	Cognex Corp.		$801,000
40,000	Cymer Inc. [1]		890,400
60,000	Electro Scientific Industries Inc. [1]		355,200
		6.9%	$2,046,600

	Semiconductors
100,000	O2Micro International Ltd. (ADR) [1]	1.2%	$342,000

	Software
5,000	Computer Programs & Systems Inc.		$166,350
4,000	Informatica Corp. [1]		53,040
220,000	Mentor Graphics Corp. [1]		976,800
17,000	Synopsys Inc. [1]		352,410
38,000	Websense Inc. [1]		456,000
		6.7%	$2,004,600

	Telecommunications Equipment
185,000	Ciena Corp. [1]		$1,439,300
60,000	Harmonic Inc. [1]		390,000
170,000	Powerwave Technologies Inc. [1]		100,980
		6.5%	$1,930,280

	Utilities
20,000	AGL Resources Inc.		$530,600
50,000	Black Hills Corp.		894,500
55,000	Ormat Technologies Inc.		1,510,300
40,000	Otter Tail Corp.		882,000
		12.9%	$3,817,400

	Total investment in equities
	(cost $41,342,653)	99.0%	$29,415,350

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Registered Investment Companies -
	Money Market Funds
392,151	SSGA U.S. Government Fund
	variable rate, 0.01%		$392,151
388,587	Wells Fargo U.S. Government Fund
	variable rate, 0.24%		388,587
		2.6%	$780,738

	Total short-term securities
	(cost $780,738)	2.6%	$780,738

	Total securities
	(cost $42,123,391)	101.6%	$30,196,088

	Other assets and liabilities - net	-1.6%	$(480,241)

	Total net assets	100.0%	$29,715,847

(1)	These securities are non-income producing.

The portfolio of investments as of March 31, 2009 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2009, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Small-Cap Fund

Cost of long-term investments	$42,431,962
Unrealized appreciation	$639,161
Unrealized depreciation	(13,655,773)

Net unrealized depreciation	$(13,016,612)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements, was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of January 1, 2008. SFAS 157 does not have a material impact on the financial statements, but additional disclosure is required. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Small-Cap Fund investments and other financial instruments which are carried at fair value, as of March 31, 2009:

Valuation level	Investments in Securities
Level 1	$30,196,088
Level 2	-
Level 3	-
Total	$30,196,088

THE PARNASSUS WORKPLACE FUND

Portfolio of Investments as of March 31, 2009 - UNAUDITED

Shares	Equities	Percent of Net Assets	Market Value

	Building Materials
6,500	Simpson Manufacturing Co., Inc.	1.3%	$117,130

	Computer Peripherals
26,000	Seagate Technology	1.7%	$156,260

	Data Storage
8,000	NetApp Inc. [1]	1.3%	$118,720

	Electric Motors
24,000	Baldor Electric Co.	3.8%	$347,760

	Financial Services
25,000	American Express Co.		$340,750
20,000	First Horizon National Corp. [1]		214,800
4,000	Goldman Sachs Group Inc.		424,080
8,000	Paychex Inc.		205,360
22,000	Wells Fargo & Co.		313,280
		16.6%	$1,498,270

	Healthcare Products
4,500	Alcon Inc.	4.5%	$409,095

	Home Products
4,000	WD-40 Co.	1.1%	$96,560

	Industrial Manufacturing
1,500	3M Co.	0.8%	$74,580

	Insurance
15,000	AFLAC Inc.	3.2%	$290,400

	Internet
6,000	eBay Inc. [1]		$75,360
1,200	Google Inc. [1]		417,672
5,000	Yahoo! Inc. [1]		64,050
		6.2%	$557,082

	Machinery
5,000	Graco Inc.		$85,350
9,000	Nordson Corp.		255,870
		3.8%	$341,220

	Networking Products
18,000	Cisco Systems Inc. [1]	3.3%	$301,860

	Office Equipment
5,000	Canon Inc. (ADR)	1.6%	$145,150

	Oil & Gas
19,000	Valero Energy Corp.	3.8%	$340,100

	Pharmaceuticals
4,000	Novartis AG (ADR)	1.7%	$151,320

	Retail
6,000	Nordstrom Inc.		$100,500
11,000	Target Corp.		378,290
9,000	Walgreen Co.		233,640
23,000	Whole Foods Market Inc. [1]		386,400
		12.1%	$1,098,830

	Semiconductors
15,000	Altera Corp.		$263,250
22,000	Intel Corp.		331,100
22,000	Texas Instruments Inc.		363,220
		10.6%	$957,570

	Services
500	Ecolab Inc.	0.2%	$17,365

	Software
13,000	Adobe Systems Inc. [1]		$278,070
14,000	Autodesk Inc. [1]		235,340
16,000	Citrix Systems Inc. [1]		362,240
4,000	Intuit Inc. [1]		108,000
16,000	Microsoft Corp.		293,920
4,000	Symantec Corp. [1]		59,760
		14.7%	$1,337,330

	Telecommunications Equipment
27,000	Corning Inc.	4.0%	$358,290

	Total investment in equities
	(cost $10,783,681)	96.3%	$8,714,892

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Registered Investment Companies -
	Money Market Funds
185,527	SSGA U.S. Government Fund
	variable rate, 0.01%		$185,527
184,009	Wells Fargo U.S. Government Fund
	variable rate, 0.24%		184,009
		4.1%	$369,536

	Total short-term securities
	(cost $369,536)	4.1%	$369,536

	Total securities
	(cost $11,153,217)	100.4%	$9,084,428

	Other assets and liabilities - net	-0.4%	$(36,149)

	Total net assets	100.0%	$9,048,279

(1)	These securities are non-income producing.

The portfolio of investments as of March 31, 2009 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At March 31, 2009, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Workplace Fund

Cost of long-term investments	$10,862,640
Unrealized appreciation	$71,136
Unrealized depreciation	(2,218,884)

Net unrealized depreciation	$(2,147,748)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

In September 2006, Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements, was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of January 1, 2008. SFAS 157 does not have a material impact on the financial statements, but additional disclosure is required. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Workplace Fund investments and other financial instruments which are carried at fair value, as of March 31, 2009:

Valuation level	Investments in Securities
Level 1	$9,084,428
Level 2	-
Level 3	-
Total	$9,084,428

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 22, 2009

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 22, 2009